Supplement to the
Fidelity® Institutional Money Market Funds - Class I
May 24, 2002
Prospectus

The following information replaces similar information found in the "Valuing Shares" section on page 18.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	5:00 p.m.
Tax-Exempt Portfolio	12:00 noon

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 24.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

IMMI-02-02 November 1, 2002
1.480138.108

Supplement to the
Fidelity® Institutional Money Market Funds - Class II
May 24, 2002
Prospectus

The following information replaces similar information found in the "Valuing Shares" section on page 18.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	5:00 p.m.
Tax-Exempt Portfolio	12:00 noon

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 24.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

IMMII-02-02 November 1, 2002
1.480139.107

Supplement to the
Fidelity® Institutional Money Market Funds - Class III
May 24, 2002
Prospectus

The following information replaces similar information found in the "Valuing Shares" section on page 19.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	5:00 p.m.
Tax-Exempt Portfolio	12:00 noon

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 25.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

IMMIII-02-02 November 1, 2002
1.480140.107

Supplement to the
Fidelity® Institutional Money Market Funds - Select Class
May 24, 2002
Prospectus

The following information replaces similar information found in the "Valuing Shares" section on page 17.

Fund	NAV Calculation Times (Eastern Time)
Treasury Only Portfolio	2:00 p.m.
Treasury Portfolio	5:00 p.m.
Government Portfolio	5:00 p.m.
Domestic Portfolio	5:00 p.m.
Money Market Portfolio	5:00 p.m.
Tax-Exempt Portfolio	12:00 noon

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 23.

Dividends declared for each of Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

IMMSC-02-01 November 1, 2002
1.778424.100